Principal activities and organization (Details)	12 Months Ended
Dec. 31, 2016
Bitauto Hong Kong Limited [Member]
Date of incorporation or acquisition	Apr. 27, 2010
place of operations	Hong Kong
% equity interest	100.00%
Yixin Capital Limited [Member]
Date of incorporation or acquisition	Nov. 19, 2014
place of operations	Cayman Islands
% equity interest	100.00%
Yixin Capital Hong Kong Limited [Member]
Date of incorporation or acquisition	Nov. 27, 2014
place of operations	Hong Kong
% equity interest	100.00%
Beijing Bitauto Internet Information Company Limited [Member]
Date of incorporation or acquisition	Jan. 20, 2006
place of operations	PRC
% equity interest	100.00%
Xinche Investment (Shanghai) Company Limited [Member]
Date of incorporation or acquisition	Jan. 16, 2015
place of operations	PRC
% equity interest	100.00%
Shanghai Yixin Financing Leasing Company Limited [Member]
Date of incorporation or acquisition	Aug. 12, 2014
place of operations	PRC
% equity interest	100.00%
Shanghai Techuang Advertising Company Limited [Member]
Date of incorporation or acquisition	Jan. 29, 2015
place of operations	PRC
% equity interest	100.00%
Beijing (Xi'an) Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 22, 2014
place of operations	PRC
% equity interest	100.00%
KKC Holdings Limited KKC [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	Cayman Islands
% equity interest	49.70%
KKC Holdings Limited [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	Hong Kong
% equity interest	49.70%
Beijing Kankanche Science and Technology Limited [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	PRC
% equity interest	49.70%
Beijing C&I Advertising Company Limited [Member]
Date of incorporation or acquisition	Dec. 30, 2002
place of operations	PRC
% equity interest	100.00%
Beijing Bitauto Information Technology Company Limited [Member]
Date of incorporation or acquisition	Nov. 30, 2005
place of operations	PRC
% equity interest	100.00%
Beijing Easy Auto Media Company Limited [Member]
Date of incorporation or acquisition	Mar. 07, 2008
place of operations	PRC
% equity interest	100.00%
Beijing Chehui Interactive Advertising Company Limited [Member]
Date of incorporation or acquisition	Feb. 10, 2006
place of operations	PRC
% equity interest	100.00%
Beijing Bitauto Interactive Advertising Company Limited [Member]
Date of incorporation or acquisition	Dec. 12, 2007
place of operations	PRC
% equity interest	100.00%
Beijing You Jie Information Company Limited [Member]
Date of incorporation or acquisition	Jul. 11, 2008
place of operations	PRC
% equity interest	100.00%
Beijing Xinbao Information Technology Company Limited [Member]
Date of incorporation or acquisition	Feb. 02, 2008
place of operations	PRC
% equity interest	100.00%
Bitauto (Tianjin) Commerce Company Limited [Member]
Date of incorporation or acquisition	May 16, 2014
place of operations	PRC
% equity interest	100.00%
Beijing Bit EP Information Technology Company Limited Bit EP” [Member]
Date of incorporation or acquisition	Jun. 03, 2011
place of operations	PRC
% equity interest	100.00%
Beijing Runlin Automobile and Technology Company Limited Beijing Runlin” [Member]
Date of incorporation or acquisition	Oct. 01, 2014
place of operations	PRC
% equity interest	51.00%
Target Net Beijing Technology Company Limited Target Net” [Member]
Date of incorporation or acquisition	Jul. 24, 2014
place of operations	PRC
% equity interest	51.00%
Beijing New Line Advertising Company Limited [Member]
Date of incorporation or acquisition	Jun. 08, 2006
place of operations	PRC
% equity interest	100.00%
Beijing BitOne Technology Company Limited [Member]
Date of incorporation or acquisition	Aug. 13, 2010
place of operations	PRC
% equity interest	100.00%
Beijing Yixin Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 09, 2015
place of operations	PRC
% equity interest	100.00%
Beijing Kankanche Information Technology Limited [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	PRC
% equity interest	49.70%